FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Summary of Derivative Instruments

To hedge the current balance sheet positions of the Company against market risks, the following derivative instruments are used and consist of the balances in the following table, as of December 31, 2022 and 2021:

Description – Balance sheet position	Fair value (Level 2) Consolidated
	2022	2021
Financial derivatives	(785,733)	516,386
Operating derivatives	(11,144)	251
Total	(796,877)	516,637

Summary of financial derivative positions

Financial derivatives

	Fair value		Gains (losses) of fair value adjustment
Description	2022	2021	2022	2021
Swap agreements: (a)
Asset portion:
Dollar long position	6,108,505	6,881,981	34,867	978,350

Liability portion:
Post-fixed CDI Rate:
Short position in CDI	(6,874,285)	(6,348,442)	(697,678)	(823,887)

Forward contracts and NDF:
Liability portion:
Post-fixed CDI Rate:	(521)	(137)	(521)	(137)
Short position at interbank rate	(19,432)	(17,016)	3,723	94
Total derivative instruments, net:	(785,733)	516,386	(659,609)	154,420
a)	Swap transactions consist of swapping the exchange rate variation for a correction related to a percentage of the fluctuation of the Certificate of bank deposits (post-fixed CDI), in the case of Brazil.

Schedule of changes in net financial derivatives

Below are the changes in net derivatives balances for the years ended on December 31, 2022 and 2021:

Balance as of December 31, 2020	1,846,777
Gain from swap and forward derivative contracts for the year (unrealized)	441,554
Receipt of funds due to settlement of derivative transactions - operational activity	(1,570,584)
Payment of funds due to settlements of derivative instruments - financing activity	9,040
Losses in cash flow hedge operations (other comprehensive income)	(210,150)
Balance as of December 31, 2021	516,637
Losses from swap and forward derivative contracts for the year (unrealized)	(992,813)
Payment of funds due to settlement of derivative transactions - operational activity	594,225
Receipt of funds due to settlements of derivative instruments - financing activity	(118,707)
Losses in cash flow hedge operations (other comprehensive income)	(790,479)
Other movements	(5,740)
Balance as of December 31, 2022	(796,877)

Schedule of operating forward derivative instruments

As of December 31, 2022 and 2021, the Company maintains forward derivative instruments, with the purpose of hedging the foreign exchange risk of operating cash flows (such as import and export transactions):

Description	Fair value
	2022	2021
Net position in GBP and USD	(4,510)	(404)
Forward contracts	(6,634)	655
Total of derivative instruments, net	(11,144)	251

Disclosure Of Net Asset Exposure

For the foreign exchange risk sensitivity analysis, the Company’s Management believes that it is important to consider, in addition to the assets and liabilities with exposure to fluctuations in exchange rates recorded in the balance sheet, the fair value of the financial instruments entered into by the Company to hedge certain exposures as of December 31, 2022 and 2021, as set forth in the table below:

	2022	2021
Borrowing and financing in foreign currency in Brazil (a)	(5,252,376)	(5,897,015)
Trade accounts receivable in foreign currency in Brazil	521,427	307,433
Trade accounts payable in foreign currencies in Brazil	(15,214)	(37,390)
Fair value of financial derivatives	6,101,350	6,882,499
Net asset exposure	1,355,187	1,255,527
a)	Excluding transaction costs.

Disclosure Of Net Foreign Exchange Exposure

The following table shows the projection of the incremental loss that would have been recognized in profit or loss for the subsequent year, if the current net foreign exchange exposure remains static, based on the following scenarios:

Parity - R$ vs US$	5.2177	5.3798	4.0348	2.6899
	Scenario	Scenario	Scenario I	Scenario II
Operation/Instrument	Brazilian Real	Probable	Depreciation 25%	Depreciation 50%
Assets denominated in US$
Fair value of “financial” derivatives	6,101,350	6,290,873	4,718,155	3,145,436
Trade accounts receivable in foreign currency in Brazil	521,427	537,624	403,218	268,812

Liabilities denominated in US$
Borrowing and financing in foreign currency in Brazil	(5,252,376)	(5,415,528)	(4,061,646)	(2,707,764)
Trade accounts payable in foreign currencies in Brazil	(15,214)	(15,686)	(11,765)	(7,843)
Impact on net income and shareholders’ equity	1,355,187	42,096	(307,225)	(656,546)

Disclosure of Detailed Information About Cash Flow Hedged Items

The positions of derivative instruments designated as outstanding cash flow hedge on December 31, 2022  and 2021 are set out below:

Cash flow hedge instrument

As of December 31, 2021				Other comprehensive income
	Hedged item	Notional currency	Fair value	Accumulated contract gain (loss)	Gain (loss) in the year
Currency swap – US$/R$	Currency	BRL	533,539	64,145	(215,944)
Forward contracts (The Body Shop and Avon)	Currency	BRL	-	-	5,173
Forward agreements (Natura Indústria)	Currency	BRL	(129)	(129)	621
Total			533,410	64,016	(210,150)

As of December 31, 2022				Other comprehensive income
	Hedged item	Notional currency	Fair value	Accumulated contract gain (loss)	Gain (loss) in the year
Currency swap – US$/R$	Currency	BRL	(766,302)	(765,286)	(798,363)
Forward contracts (Aesop)	Currency	BRL	(1,350)	(1,350)	(1,350)
Forward contracts (The Body Shop)	Currency	BRL	4,757	4,757	4,757
Forward agreements (Natura Indústria)	Currency	BRL	1,673	1,673	1,665
Forward contracts (Natura Holding)	Currency	BRL	-	-	89
Forward contracts (Avon)	Currency	BRL	74	2,723	2,723
Total			(761,148)	(757,483)	(790,479)

(*) The positions of derivative financial instruments designated as a fair value hedge are not material, therefore we are not disclosing them.

Disclosure of changes in cash flow hedge reserve recorded in OCI

The changes in cash flow hedge reserve recorded in OCI are shown below:

Cash flow hedge balance as of December 31, 2020	159,077
Change in the fair value of hedge instrument recognized in OCI	(210,150)
Tax effects on fair value of hedge instrument	72,939
Cash flow hedge balance as of December 31, 2021	21,866
Change in the fair value of hedge instrument recognized in OCI	(790,479)
Tax effects on fair value of hedge instrument	270,035
Cash flow hedge balance as of December 31, 2022	(498,578)

Disclosure of Detailed Information About Interest Rate Risks of Transactions
Total borrowing, financing and debentures - in local currency (note 19)	(8,419,320)
Operations in foreign currency with derivatives related to CDI (a)	(5,172,966)
Short-term investments (notes 6 and 7)	3,091,344
Net exposure	(10,500,942)
(a)	Refers to transactions involving derivatives related to CDI to hedge the borrowing, financing and debentures arrangements raised in foreign currency in Brazil.

Summary of Net Exposure to Interest Rate Risk by Scenario
Description	Company Risk	Probable scenario	Scenario II	Scenario III
Net liability	Rate increase	(1,944)	(168,307)	(334,670)

Summary of net working capital

Management monitors the Company’s liquidity level considering the expected cash flows in exchange for unused credit facilities, as shown in the following table:

	2022	2021
Total current assets	16,121,527	17,388,165
Total current liabilities	(13,337,868)	(13,601,218)
Total net working capital	2,783,659	3,786,947

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities

As of December 31, 2022, the carrying amount of financial liabilities, measured using the amortized cost method, considering interest payments at a floating rate and the value of debt securities reflecting the forward market interest rates, may be changed due to the variation in floating interest rates. Their corresponding maturities, considering that the Company is in compliance with contractual covenants, are evidenced below:

	Less than a year	One to five years	More than five years	Total expected contractual cash flow	Interest to be accrued	Carrying amount
Borrowing, financing and debentures	722,146	3,228,866	13,140,599	17,091,611	(3,499,325)	13,592,286
Derivatives	640,257	1,504,007	(1,347,387)	796,877	-	796,877
Lease liability	1,070,253	2,019,723	856,402	3,946,378	(675,641)	3,270,737
Trade accounts payables, related parties and reverse factoring operations	6,375,930	-	-	6,375,930	-	6,375,930
Dividends payable	260	-	-	260	-	260

Disclosure of carrying amounts and fair values of the Company’s financial instruments

The carrying amounts and fair values of the Company’s financial instruments as of December 31, 2022 and 2021 is presented as follows:

				Carrying amount		Fair value
	Note	Classification by category	Fair value hierarchy	2022	2021	2022	2021
Financial assets
Cash and cash equivalent	6
Cash and banks		Amortized cost	Level 2	2,904,808	3,349,398	2,904,808	3,349,398
Certificate of bank deposits		Fair value through profit or loss	Level 2	46,864	7,639	46,864	7,639
Repurchase operations		Fair value through profit or loss	Level 2	1,244,041	650,220	1,244,041	650,220
				4,195,713	4,007,257	4,195,713	4,007,257
Short-term investments	7
Government securities		Fair value through profit or loss	Level 2	31,415	435,898	31,415	435,898
Restricted cash		Fair value through profit or loss	Level 2	1,481	44	1,481	44
Financial treasury bills		Fair value through profit or loss	Level 2	539,450	646,586	539,450	646,586
Loan investment fund		Fair value through profit or loss	Level 2	1,228,093	896,212	1,228,093	896,212
DBV fund		Fair value through profit or loss	Level 3	35,235	36,921	35,235	36,921
				1,835,674	2,015,661	1,835,674	2,015,661

Trade accounts receivables - related parties	8 / 32.1	Amortized cost	Level 2	3,502,399	3,476,359	3,502,399	3,476,359
Judicial deposits	12	Amortized cost	Level 2	457,550	585,284	457,550	585,284
Sublease receivables	14	Amortized cost	Level 2	262,108	347,174	262,108	347,174
Receivables from service providers	14	Amortized cost	Level 1	110,214	162,268	110,214	162,268
				4,332,271	4,571,085	4,332,271	4,571,085

Financial and operating derivatives instruments		Fair value through profit or loss	Level 2	1,008,365	975,129	1,008,365	975,129

Financial liabilities
Borrowing, financing and debentures	19
Borrowing in local currency		Amortized cost	Level 2	(8,419,320)	(6,914,117)	(8,419,320)	(2,100,465)
Foreign currency borrowings		Amortized cost	Level 2	(5,172,966)	(5,802,715)	(5,172,966)	(5,755,272)
				(13,592,286)	(12,716,832)	(13,592,286)	(7,855,737)

Financial and operating derivative instruments		Fair value through profit or loss	Level 2	(1,805,242)	(458,492)	(1,805,242)	(458,492)

Lease	18	Amortized cost	Level 2	(3,270,737)	(3,547,862)	(3,270,737)	(3,547,862)
Trade accounts payables, related-parties’ and reverse factoring operations	20 / 32.1	Amortized cost	Level 2	(6,375,930)	(6,770,579)	(6,375,930)	(6,770,579)
Insurance payables	23	Amortized cost	Level 2	(69,364)	(127,413)	(69,364)	(127,413)
Dividends payable	24	Amortized cost	Level 2	(260)	(180,772)	(260)	(180,772)